Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Ned Davis Research 360 Dynamic Allocation ETF
Shareholder Report [Line Items]
Fund Name	Ned Davis Research 360° Dynamic Allocation ETF
Class Name	Ned Davis Research 360° Dynamic Allocation ETF
Trading Symbol	NDAA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ned Davis Research 360° Dynamic Allocation ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ndrfunds.com. You can also request this information by contacting us at (844) 954-5050 or by writing to Ned Davis Research 360° Dynamic Allocation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 954-5050
Additional Information Website	www.ndrfunds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ned Davis Research 360° Dynamic Allocation ETF	$25	0.50%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 3,039,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 7,332
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$3,039
Number of Holdings	9
Total Advisory Fee Paid	$7,332
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector/Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Holdings	(% of total net assets)
iShares Core MSCI Emerging Markets ETF	16.5
Vanguard S&P 500 ETF	16.3
iShares Core MSCI EAFE ETF	15.6
iShares Core U.S. Value ETF	13.1
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	11.9
Vanguard Growth ETF	10.4
SPDR Bloomberg 1-3 Month T-Bill ETF	9.7
iShares Core S&P Small-Cap ETF	5.0